Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
General and administrative expenses	$ (4,133,178)	$ (2,838,790)		$ (1,307,579)
Operating expenses:
Change in Fair value of derivative liability	419,649	0
Interest expenses	(516,869)	(33,576)		(183)
Comprehensive income attributable to the Company	2,223,979	2,356,438	$ 813,455	$ 813,455
FAMI | Reportable legal entity
General and administrative expenses	(2,961,849)	(2,031,506)	(602,518)
Operating expenses:
Change in Fair value of derivative liability	419,649	0	0
Interest expenses	0	0	(135,867)
Amortization of debt issuance costs	48,160	0	(1,093,440)
Other expenses	(3,024)	(5,672)	(648)
Loss from operations	(2,593,384)	(2,037,178)	(1,832,469)
Equity in income of subsidiaries and VIE	4,817,363	4,395,592	2,656,075
Comprehensive income attributable to the Company	$ 2,223,979	$ 2,358,414	$ 823,606